Reportable Segments	12 Months Ended
Dec. 31, 2010
Reportable Segments
Reportable Segments

23. REPORTABLE SEGMENTS

Our reportable segments are determined based on the management of the businesses and the types of products sold and services provided. On November 20, 2009, we completed the acquisition of SunEdison. Until the acquisition of SunEdison, MEMC was engaged in one reportable industry segment—the design, manufacture and sale of silicon wafers—which was conducted as our Materials Business. From the time of the SunEdison acquisition until the end of 2009, MEMC was engaged in two reportable segments, Materials Business and Solar Energy Business (d/b/a SunEdison). Effective January 1, 2010, MEMC reorganized its historical Materials Business operations into two separate businesses and is now engaged in three reportable segments: Semiconductor Materials, Solar Materials (both include the historical operations of MEMC) and Solar Energy (consists solely of SunEdison). This reorganization reflects how we are currently operating our business and analyzing our operating results.

The Chief Operating Decision Maker ("CODM") is our Chief Executive Officer. The CODM evaluates segment performance based on segment operating profit plus interest expense. In order to determine segment operating profit, standard costs are used as the basis for raw material costs allocated between segments and any related variances are allocated based on usage of those raw materials. MEMC incurs expenses for research and development costs and marketing activities that are not specific to any one segment or allocated to any segments. These costs, as well as general corporate marketing and administration costs, substantially all of our stock compensation expense, research and development administration costs, legal professional services and related costs, and other items are not evaluated by segment and are included in Corporate and other below. Because certain sites include operations, facilities and/or back office functions that are utilized to support our Semiconductor Materials and Solar Materials businesses, we do not have discrete financial information for total assets. Accordingly, the CODM does not consider total assets when analyzing segment performance.

MEMC's Semiconductor Materials segment includes the development, production and marketing of wafers with a wide variety of features satisfying numerous product specifications to meet our customers' exacting requirements, which wafers are utilized in the manufacture of semiconductor devices.

MEMC's Solar Materials segment includes the development, production and marketing of square and pseudo-square crystalline solar wafers, which wafers are utilized by customers in the manufacture of solar cells, and then solar modules (panels) which convert energy from the sun into usable electrical energy. Our Solar Materials segment also includes our polysilicon production and the newly acquired operations of Solaicx (see Note 3).

MEMC's Solar Energy segment consists solely of SunEdison and includes the development and construction of solar power plants, which are then either sold or held to produce power. The results of the segment include operating of, leasing of and sale of solar energy systems and services to customers who purchase renewable energy by delivering solar power to them under long-term power purchase arrangements and feed-in tariff arrangements.

We have provided 2009 and 2008 financial information on a comparative basis to conform to the 2010 segment presentation:

	For the year ended December 31,
In millions	2010	2009	2008

Net sales:
Semiconductor Materials	$992.6	$586.3	$923.1
Solar Materials	826.1	573.5	1,081.4
Solar Energy	420.5	3.8	—

Consolidated net sales	$2,239.2	$1,163.6	$2,004.5

Operating income (loss):
Semiconductor Materials	$68.2	$(205.6)	$174.5
Solar Materials	86.9	184.4	739.7
Solar Energy	(10.7)	(6.2)	—
Corporate and other	(123.3)	(99.8)	(61.0)

Consolidated operating income (loss)	$21.1	$(127.2)	$853.2

Interest expense:
Semiconductor Materials	$3.2	$1.5	$1.5
Solar Materials	(0.8)	0.7	0.3
Solar Energy	26.6	1.8	—

Consolidated interest expense	$29.0	$4.0	$1.8

Depreciation and amortization:
Semiconductor Materials	$108.8	$96.6	$87.1
Solar Materials	34.9	25.4	16.9
Solar Energy	21.1	2.0	—

Consolidated depreciation and amortization	$164.8	$124.0	$104.0

Capital expenditures:
Semiconductor Materials	$150.4	$87.3	$145.5
Solar Materials	198.2	138.1	158.1
Solar Energy(1)	281.4	28.0	—
Corporate and other	2.1	—	—

Consolidated capital expenditures	$632.1	$253.4	$303.6

(1)	Consists primarily of construction of solar energy systems of $280.1 million and $28.0 million for the year ended December 31, 2010 and 2009, respectively.

Equity in earnings (loss) of joint venture, net of tax of $7.2 million earnings and $11.8 million loss in years ended December 31, 2010 and 2009, respectively and equity in joint venture of $101.6 million at December 31, 2009 relates to the joint venture with Q-Cells and is part of our Solar Materials segment. We received the remaining investment in the Q-Cells joint venture in 2010.

The Solar Energy and Solar Materials segments include $286.3 million and $56.4 million of goodwill, respectively, and we have recorded no impairment on such goodwill.

During the second quarter of 2010, we received $11.9 million in net insurance proceeds from our business interruption lost profits claim related to the disruption in production at our Pasadena, Texas facility as a result of Hurricane Ike in 2008. Of this amount, $8.0 million was recorded to our Semiconductor Materials segment and $3.9 million was recorded to our Solar Materials segment.

Geographic Segments

Geographic financial information is as follows:

Net Sales to Customers:

	2010	2009	2008
Dollars in millions

United States	$242.8	$154.7	$489.0

Foreign	1,996.4	1,008.9	1,515.5

Total	$2,239.2	$1,163.6	$2,004.5

Foreign revenues were derived from sales to the following countries:

	2010	2009	2008
Dollars in millions

China	$415.8	$296.5	$371.8

Japan	82.6	41.2	47.5

Korea	176.9	91.4	279.3

Taiwan	549.4	333.9	505.4

Italy	385.3	20.8	24.7

Other foreign countries	386.4	225.1	286.8

Total	$1,996.4	$1,008.9	$1,515.5

Net sales are attributed to countries based on the location of the customer.

Our net sales attributable to polysilicon for the years ended December 31, 2010, 2009 and 2008 were 0.6%, 2.9% and 18.6% as a percent of total sales, respectively.

Long-Lived Assets, net of accumulated depreciation:

	2010	2009
Dollars in millions

United States	$1,015.6	$686.4

Japan	179.3	172.0

Taiwan	280.8	252.4

Italy	337.1	259.0

Other foreign countries	416.4	203.5

Total	$2,229.2	$1,573.3

Long-lived assets above exclude goodwill.